Trade receivables (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

(CHF in millions)	6/30/2026	12/31/2025

Gross carrying amount	379.5	311.7
Expected credit loss	(5.6)	(5.7)
Trade receivables	374.0	305.9